Segment Information - Analysis of the Group Revenue from Major Products and Services (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 11,546,971
Out-licensing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	10,250,000
Others
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 1,296,971